Fixed Assets and Construction in Progress (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of Fixed Assets

Fixed assets consist of the following at September 30, 2017 and December 31, 2016, respectively:

	September 30, 2017	December 31, 2016
Office equipment	$95,336	$60,968
Website development costs	99,880	99,880
Furniture and fixtures	16,075	2,730
Leasehold improvements	373,842	-
Total	585,133	163,578
Less accumulated depreciation	(177,300)	(134,450)
Fixed assets, net	$407,833	$29,128

Fixed assets consist of the following at December 31, 2016 and 2015, respectively:

	December 31,	December 31,
	2016	2015
Office equipment	$60,968	$48,884
Website development costs	99,880	99,880
Furniture and fixtures	2,730	2,730
Total	163,578	151,494
Less accumulated depreciation	(134,450)	(110,366)
Fixed assets, net	$29,128	$41,128